CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2011 US$ USD ($)
Cash flows from operating activities:
Net income	28,715	$ 4,443
Adjustments to reconcile net income to net cash provided by operating activities:
Exchange gain	(19,684)	(3,045)
Income from equity investments	(10,232)	(1,583)
Deferred income tax	18,755	2,902
Unrealized gain on investment	(55,542)	(8,593)
Share-based compensation and other non-cash operating items	2,834	439
Depreciation and amortization	18,564	2,872
Changes in operating assets and liabilities, net of business acquisition:
Accounts receivable	305,001	47,188
Inventories	(49,989)	(7,734)
Amounts due from related parties	(18,327)	(2,835)
Other assets	11,645	1,802
Accounts payable and other current liabilities	(135,553)	(20,972)
Amounts due to related parties	(32,221)	(4,985)
Long-term liabilities	(18,029)	(2,789)
Other operating assets and liabilities	18,797	2,908
Net cash provided by operating activities	64,734	10,018
Cash flows from investing activities:
Payment for investment in associates	(4,900)	(758)
Business acquisitions (net of cash received) (Note 4)	(695,539)	(107,610)
Acquisition of property, plant and equipment, intangible assets and other assets	(18,261)	(2,825)
Proceeds from disposal of property, plant and equipment and other assets	31,225	4,831
Net cash used in investing activities	(687,475)	(106,362)
Cash flows from financing activities:
Proceeds from borrowings	884,848	136,899
Repayment of borrowings	(327,347)	(50,645)
Proceeds from share issue of Agria Asia	129,432	20,025
Cash pledged for short-term borrowings	(320,249)	(49,547)
Payment of share issue related expense	(17,829)	(2,758)
Net cash provided by financing activities	348,855	53,974
Effect of exchange rate changes on cash and cash equivalents	9,429	1,455
Net decrease in cash and cash equivalents	(264,457)	(40,915)
Cash and cash equivalents at the beginning of period	358,228	55,423
Cash and cash equivalents at the end of period	93,771	14,508
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	10,866	1,681
Cash paid during the period for income taxes	687	106
Acquisition of controlling interest in PGW for cash	734,356	$ 113,616